Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiary Notes Payable [Abstract]
Schedule of Convertible Notes Outstanding	The activities of the convertible notes were as follows:

	Knode $	Appeering $	Total $
Balance as of January 1, 2023	99	149	248
Accrued interest on convertible notes - finance costs	5	8	13
Balance as of December 31, 2023	104	156	260
Accrued interest on convertible notes - finance costs	5	7	12
Forgiveness of debt – entity dissolution – finance income	(109)	(164)	(273)
Balance as of December 31, 2024	—	—	—